NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details) (USD $)	9 Months Ended						1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Nov. 30, 2012 Subsequent event
Nature of Operations
Cash and cash equivalents	$ 17,837,000	$ 24,449,000	$ 27,675,000	$ 29,495,000	$ 11,493,000	$ 24,220,000
Period for which cash and cash equivalents are sufficient to meet anticipated short-term working capital needs and to fund our on-going sapacitabine clinical trials	12 months
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
Grant awarded from UK Government's Biomedical Catalyst							$ 1,900,000